Investments in and Advances to Equity Accounted Investments - Additional Information (Detail)	1 Months Ended			9 Months Ended			12 Months Ended
	Jan. 31, 2016 USD ($)	Oct. 31, 2014 USD ($) shares	Jan. 31, 2014 USD ($) shares	Sep. 30, 2016 USD ($) Vessel shares	Sep. 30, 2016 USD ($) NOK / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) NOK / shares	Oct. 31, 2014 NOK / shares	Aug. 31, 2014 USD ($) pool	Mar. 31, 2012 USD ($)
Investments in and Advances to Affiliates [Line Items]
Total principal				$ 976,155,000	$ 976,155,000		$ 1,166,301,000	$ 1,166,301,000
Derivative assets (note 8)				717,000	717,000		5,164,000	5,164,000
Return of capital				$ 15,000,000		$ (239,000)
Tanker Investments Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Preferred stock, voting rights				elect one board member
Preferred stock, voting rights			1
Investment in equity accounted investment		$ 10,000,000	$ 25,000,000
Derivative assets (note 8)				$ 700,000	$ 700,000		5,200,000	5,200,000
Common share price per share, acquisition closing date (NOK per share) | NOK / shares									NOK 69
Number of stock purchase warrants | shares			1
Tanker Investments Ltd [Member] | Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Number of shares available through exercise of stock purchase warrant (shares) | shares			750,000
Tanker Investments Ltd [Member] | Common Stock [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (shares) | shares		900,000	2,500,000
Tanker Investments Ltd [Member] | Preferred Stock [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock, shares purchased (shares) | shares			1
Teekay Tanker Operations Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage				50.00%	50.00%					50.00%
Value of the assets acquired, including working capital										$ 23,700,000
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Investments in and Advances to Affiliates [Line Items]
Business acquisition assets										$ 6,700,000
Teekay Tankers and Wah Kwong Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage				50.00%	50.00%
Number of vessels | Vessel				1
Secured term loan maximum amount to be drawn											$ 68,600,000
Total principal				$ 49,900,000	$ 49,900,000		$ 54,200,000	$ 54,200,000
Percentage of exposure to loan guarantee				50.00%	50.00%
Percentage of exposure to derivative				50.00%	50.00%
Teekay Tankers and Wah Kwong Joint Venture [Member] | Joint Venture Interest Rate Derivative [Member]
Investments in and Advances to Affiliates [Line Items]
Notional amount				$ 49,900,000.0	$ 49,900,000.0
Fixed interest rate				1.47%	1.47%
Percentage of interest rate swap agreement, description				The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.
Teekay Tanker Operations Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Number of commercially managed tanker pools | pool										5
Return of capital	$ 15,000,000
Tanker Investments Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Shares repurchased (shares) | shares				3,300,000			3,300,000
Shares repurchased (NOK per share) | NOK / shares					$ 80.2			$ 105.2
Payments for repurchase of shares				$ 31,800,000			$ 40,600,000
Tanker Investments Ltd [Member] | Tanker Investments Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage				11.30%	11.30%		10.20%	10.20%